Revenue - (Disaggregation by Revenue Type and Geographical Region) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Sales	$ 2,031.1	$ 2,085.5	$ 2,844.5	$ 2,810.9	$ 2,785.4
North America
Disaggregation of Revenue [Line Items]
Sales	966.4	977.2	1,350.4
Western Europe
Disaggregation of Revenue [Line Items]
Sales	443.7	483.3	659.6
High-growth markets
Disaggregation of Revenue [Line Items]
Sales	490.0	491.5	654.6
Other developed markets
Disaggregation of Revenue [Line Items]
Sales	131.0	133.5	179.9
Specialty Products & Technologies
Disaggregation of Revenue [Line Items]
Sales	1,013.9	1,022.6	1,369.8
Specialty Products & Technologies | North America
Disaggregation of Revenue [Line Items]
Sales	450.7	447.1	605.5
Specialty Products & Technologies | Western Europe
Disaggregation of Revenue [Line Items]
Sales	234.7	253.2	340.8
Specialty Products & Technologies | High-growth markets
Disaggregation of Revenue [Line Items]
Sales	257.8	249.2	326.5
Specialty Products & Technologies | Other developed markets
Disaggregation of Revenue [Line Items]
Sales	70.7	73.1	97.0
Equipment & Consumables
Disaggregation of Revenue [Line Items]
Sales	1,017.2	1,062.9	1,474.7
Equipment & Consumables | North America
Disaggregation of Revenue [Line Items]
Sales	515.7	530.1	744.9
Equipment & Consumables | Western Europe
Disaggregation of Revenue [Line Items]
Sales	209.0	230.1	318.8
Equipment & Consumables | High-growth markets
Disaggregation of Revenue [Line Items]
Sales	232.2	242.3	328.1
Equipment & Consumables | Other developed markets
Disaggregation of Revenue [Line Items]
Sales	60.3	60.4	82.9
Consumables, services and spare parts
Disaggregation of Revenue [Line Items]
Sales	1,489.3	1,513.5	2,039.8
Consumables, services and spare parts | Specialty Products & Technologies
Disaggregation of Revenue [Line Items]
Sales	956.6	970.5	1,297.5
Consumables, services and spare parts | Equipment & Consumables
Disaggregation of Revenue [Line Items]
Sales	532.7	543.0	742.3
Equipment, software and other systems
Disaggregation of Revenue [Line Items]
Sales	541.8	572.0	804.7
Equipment, software and other systems | Specialty Products & Technologies
Disaggregation of Revenue [Line Items]
Sales	57.3	52.1	72.3
Equipment, software and other systems | Equipment & Consumables
Disaggregation of Revenue [Line Items]
Sales	$ 484.5	$ 519.9	$ 732.4